Acquisition of Agamemnon Container Carrier Corp. (M/V Agamemnon) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 22, 2012
Business Acquisition
Charter Revenues	$ 119,907	$ 116,520	$ 84,012
Vessel impairment charge	0	0	43,178
Agamemnon Container Carrier Corp.
Business Acquisition
Cash consideration for acquisition of vessel					1,375
Duration of above market acquired time charter				2 years 6 months 30 days
WACC used for calculation of above market acquired time charter				11.00%
Acquisition related costs					5
Charter Revenues				318
Net income				185
Achilleas Carriers Corp.
Business Acquisition
Fair value of assets exchanged					68,875
Vessel impairment charge				$ 21,614